Research and development expenses - Breakdown of Research and Development Expenses (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	€ (23,067,934)	€ (14,681,935)	€ (41,580,950)	€ (28,426,366)
Clinical expenses [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	(15,065,644)	(7,629,432)	(22,387,056)	(12,497,879)
Personnel expenses [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	(6,450,500)	(4,544,244)	(11,630,976)	(8,761,944)
Manufacturing costs [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	(1,572,017)	(736,427)	(4,135,971)	(2,643,513)
Nonclinical expenses [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	(130,020)	(1,667,811)	(1,705,446)	(4,419,009)
License costs [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses			(1,500,000)
Intellectual Property costs [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	€ (109,793)	€ (104,021)	€ (221,501)	€ (104,021)